Net Loss Per Share - Potentially dilutive securities excluded from the calculation of diluted net loss per share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Preferred stock (as converted to common stock)
Net Loss Per Share
Antidilutive securities	29,555,538	29,555,538	29,555,538	29,555,538
Stock Options
Net Loss Per Share
Antidilutive securities	5,415,213	5,455,629	5,435,629	5,509,379